RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)   Compensation of Key Management Personnel

i)	The Company incurred management fees for services provided by key management personnel for the years ended December 31, 2019, 2018 and 2017, as described below.

	2019	2018	2017
	$	$	$

Management Fees	244,120	241,950	105,000

ii)	During the year ended December 31, 2019 the Company granted 5,750,000 stock options to directors of the Company, recording an expense of $34,500. The options have an exercise price of US$0.006 and expire on February 14, 2027

iii)	During the year ended December 31, 2019, the Company incurred consulting fees for services provided by a former director of the Company in the amount of $19,125 up to the date of his resignation as a director on May 22, 2019 (2018 - $12,900). The Company paid $16,200 to this former director subsequent to his resignation.